Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Accounts Receivable Included in Allowance for Doubtful Accounts (Details) - MXN ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable Included in Allowance for Doubtful Accounts [Abstract]
Allowance of expected credit losses	$ 37,533,735	$ 38,194,997
1 - 90 days [Member]
Accounts Receivable Included in Allowance for Doubtful Accounts [Abstract]
Allowance of expected credit losses	4,050,387	2,989,388
Greater than 90 days [Member]
Accounts Receivable Included in Allowance for Doubtful Accounts [Abstract]
Allowance of expected credit losses	$ 33,483,348	$ 35,205,609